Treasury Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 26, 2015	Jul. 27, 2013	Dec. 31, 2017	Dec. 31, 2016
Equity, Class of Treasury Stock [Line Items]
Historical purchase cost for treasury shares not yet cancelled			$ 35,323	$ 35,323
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Aggregate consideration of repurchased shares	$ 35,000
Historical purchase cost for treasury shares not yet cancelled	$ 35,000
Share Repurchase Program [Member] | ADS [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share repurchase program		$ 100,000
Period in force of share repurchase program		2 years
Aggregate repurchased shares	1,364,846
Average price per repurchased share	$ 25.9
Share Repurchase Program [Member] | Class A ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Aggregate repurchased shares	2,729,692
Average price per repurchased share	$ 12.95